Liabilities, Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities at December 31 consisted of the following:

	2023	2022
Accrued compensation and employee benefit costs	$6,721	$6,351
737 MAX customer concessions and other considerations	1,327	1,864
Other customer concessions and considerations	1,300	1,102
Environmental	844	752
Product warranties	2,448	2,275
Forward loss recognition	4,699	4,060
Accrued interest payable	652	599
Current portion of lease liabilities	296	276
Current portion of retiree healthcare and pension liabilities	473	494
Other	3,571	3,808

Total	$22,331	$21,581

Schedule of 737 Max Customer Concessions and Other Considerations Liability
The following table summarizes changes in the 737 MAX customer concessions and other considerations liability during the six months ended June 30, 2024 and 2023.

	2024	2023
Beginning balance – January 1	$1,327	$1,864
Reductions for payments made	(681)	(273)
Reductions for concessions and other in-kind considerations	(221)	(51)
Changes in estimates	510	(26)

Ending balance – June 30	$935	$1,514

The following table summarizes changes in the 737 MAX customer concessions and other considerations liability during 2023 and 2022.

	2023	2022
Beginning balance – January 1	$1,864	$2,940
Reductions for payments made	(449)	(1,031)
Reductions for concessions and other in-kind considerations	(61)	(29)
Changes in estimates	(27)	(16)

Ending balance – December 31	$1,327	$1,864

Schedule of Environmental Remediation Activity
The following table summarizes changes in environmental remediation liabilities during the six months ended June 30, 2024 and 2023.

	2024	2023
Beginning balance – January 1	$844	$752
Reductions for payments made, net of recoveries	(40)	(24)
Changes in estimates	27	72

Ending balance – June 30	$831	$800

The following table summarizes changes in environmental remediation liabilities during the years ended December 31, 2023 and 2022.

	2023	2022
Beginning balance – January 1	$752	$605
Reductions for payments made, net of recoveries	(79)	(43)
Changes in estimates	171	190

Ending balance – December 31	$844	$752

Schedule of Product Warranty Activity
The following table summarizes changes in product warranty liabilities recorded during the six months ended June 30, 2024 and 2023.

	2024	2023
Beginning balance – January 1	$2,448	$2,275
Additions for current year deliveries	42	92
Reductions for payments made	(227)	(179)
Changes in estimates	(8)	338

Ending balance – June 30	$2,255	$2,526

The following table summarizes changes in product warranty liabilities recorded during the years ended December 31, 2023 and 2022.

	2023	2022
Beginning balance – January 1	$2,275	$1,900
Additions for current year deliveries	164	202
Reductions for payments made	(320)	(403)
Changes in estimates	329	576

Ending balance – December 31	$2,448	$2,275

Schedule of Contractual Obligation, Fiscal Year Maturity	The estimated earliest potential funding dates for these commitments as of June 30, 2024 are as follows:

Total
July through December 2024	$1,508
2025	3,529
2026	4,027
2027	2,891
2028	1,643
Thereafter	3,758

Total	$17,356

The estimated earliest potential funding dates for these commitments as of December 31, 2023 are as follows:

Total
2024	$1,946
2025	3,098
2026	4,829
2027	2,421
2028	1,641
Thereafter	3,068

$17,003